Note 18 - Subsequent Stock Split (Details Textual)		1 Months Ended
	Jul. 07, 2016	Sep. 21, 2017
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	20	75